Equity Transactions (Details 4) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Warrant Outstanding at the beginning of the year	124,667	38,193	49,391
Warrant Granted	1,250,000	1,713,332	28,802
Warrant Expired			(40,000)
Warrant Exercised	1,374,667	(1,626,859)
Warrant Outstanding at the end of year		124,667	38,193
Weighted Average Exercise Price at the beginning of the year	$ 45.00	$ 36.25	$ 62.50
Weighted Average Exercise Price, Granted	4.00	45.00	27.50
Weighted Average Exercise Price, Expired			62.50
Weighted Average Exercise Price, Exercised	$ 7.72	45.00
Weighted Average Exercise Price at the end of year		$ 45.00	$ 36.25
Weighted Average Remaining Life at the beginning of the year	5 years 7 months 6 days	5 years 6 months	6 months
Weighted Average Remaining Life, Granted	4 years 8 months 12 days	5 years 7 months 6 days	5 years 3 months 18 days
Weighted Average Remaining Life at the end of year	4 years 4 months 24 days	5 years 7 months 6 days	5 years 6 months
Aggregate Intrinsic Value Outstanding at beginning of period	$ 716,653
Aggregate Intrinsic Value, Granted		$ 1,159,988
Aggregate Intrinsic Value Outstanding at end of period	$ 131,766	$ 716,653